Shareholder Report, Holdings (Details) - SMI 3Fourteen Full-Cycle Trend ETF	Dec. 31, 2024
NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Leidos Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.02%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.06%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%